Condensed Consolidated Statements of Income and Comprehensive Income (Unaudited) (Parentheticals) - $ / shares	6 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Income Statement [Abstract]
Earnings per common share - diluted	$ (0.20)	$ 0.48
Weighted average shares - diluted	3,625,000	3,625,000